Property and Equipment, Net - Schedule of Property and Equipment Net Consisted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,213,649	$ 4,938,768
Less: accumulated depreciation	(4,722,729)	(4,441,021)
Property, plant and equipment, net	$ 490,920	497,747
Scanners [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Property, plant and equipment, gross	$ 3,309,957	3,047,841
Computer and lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,359,491	1,346,726
Computer and lab equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computer and lab equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plants and equipment useful life	Various
Property, plant and equipment, gross	$ 421,266	421,266
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Property, plant and equipment, gross	$ 40,599	40,599
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Property, plant and equipment, gross	$ 82,336	$ 82,336